ALPS SERIES TRUST

 1290 Broadway, Suite 1000

Denver, CO 80203

December 15, 2020

VIA EDGAR

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	ALPS Series Trust (the “Trust”) (File Nos. 333-183945 and 811-22747),

Post-Effective Amendment No. 81

Dear Sir or Madam:

An electronic (“EDGAR”) filing is hereby made under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), on behalf of the Trust, an open-end management investment company. This filing includes Post-Effective Amendment No. 81 to the Fund’s 1933 Act Registration Statement on Form N-1A and Amendment No. 82 to its 1940 Act Registration Statement ("PEA 81"). PEA 81 is being filed pursuant to Rule 485(b) to add the Seven Canyons Small Cap Growth Fund as a new series of the Trust.

The SEC Staff is requested to address any comments on this filing to my attention at (720) 917-0566.

Sincerely,

/s/ Vilma V. DeVooght
Vilma V. DeVooght
Secretary

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